Financial Assets At Amortized Cost - Disclosure Of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 6,594,786	¥ 5,123,589
Less: Provision for impairment losses	(1,878,338)	(1,338,976)
Financial assets at amortized cost	¥ 4,716,448	¥ 3,784,613
Expected credit loss rate	12.15%	7.12%
Parent [member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 156,049	¥ 8,854,330
Less: Provision for impairment losses	(447)	(7,707)
Financial assets at amortized cost	155,602	8,846,623
Debt Investments [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	6,471,987	5,002,174
Loans to subsidiaries [member] | Parent [member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	137,662	8,781,896
Interest receivable [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	122,799	121,415
Interest receivable [Member] | Parent [member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 18,387	¥ 72,434
Financial assets at amortised cost, class [member]
Disclosure Of Financial assets at amortized cost [Line Items]
Expected credit loss rate	28.48%	26.13%